Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt Obligations
The Company fully repaid all debt as of December 31, 2021. Debt obligations as of December 31, 2020, consisted of the following (in thousands):

December 31, 2020
Line of credit	$3,000
2019 term loan	2,417
2018 term loan	5,650
2020 term loan	2,000

Total debt	$13,067
Less: unamortized debt discount	(350)

Total debt, net of debt discount	12,717
Less: Current portion of long-term debt	(8,215)

Long-term debt	$4,502